BNY Mellon Equity Income Fund
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.2%
Automobiles & Components — 1.2%
Tesla, Inc.(a)	65,044	21,716,240
Banks — 8.1%
Bank of America Corp.	372,124	18,881,572
Citigroup, Inc.	97,882	9,452,465
Comerica, Inc.	173,200	12,224,456
First Horizon Corp.	722,112	16,319,731
Huntington Bancshares, Inc.	536,574	9,556,383
JPMorgan Chase & Co.	206,093	62,120,552
The PNC Financial Services Group, Inc.	49,835	10,337,772
U.S. Bancorp	156,259	7,630,127
		146,523,058
Capital Goods — 3.9%
Cummins, Inc.	42,714	17,018,966
Howmet Aerospace, Inc.	52,400	9,122,840
Hubbell, Inc.	34,649	14,933,373
Illinois Tool Works, Inc.	15,653	4,142,566
Johnson Controls International PLC	154,016	16,462,770
Lockheed Martin Corp.	20,263	9,232,431
		70,912,946
Commercial & Professional Services — .8%
Paychex, Inc.	103,912	14,491,048
Consumer Discretionary Distribution & Retail — 4.8%
Amazon.com, Inc.(a)	291,363	66,722,127
Best Buy Co., Inc.	64,303	4,735,273
The Home Depot, Inc.	40,261	16,376,967
		87,834,367
Consumer Durables & Apparel — .2%
Ralph Lauren Corp.	10,287	3,054,519
Consumer Services — 1.4%
Darden Restaurants, Inc.	109,095	22,576,119
The Wendy’s Company(b)	265,057	2,812,255
		25,388,374
Consumer Staples Distribution & Retail — .4%
Sysco Corp.	54,681	4,400,180
Target Corp.	21,231	2,037,751
		6,437,931
Energy — 4.9%
Coterra Energy, Inc.	142,541	3,483,702
Diamondback Energy, Inc.	80,670	12,000,469
Exxon Mobil Corp.	142,847	16,325,984
Kinder Morgan, Inc.	266,975	7,202,985
ONEOK, Inc.	141,544	10,811,131
Phillips 66	139,891	18,686,640
The Williams Companies, Inc.	155,236	8,985,060
Valero Energy Corp.	79,553	12,092,851
		89,588,822
Equity Real Estate Investment Trusts — 1.4%
AvalonBay Communities, Inc.(c)	18,000	3,525,300

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Equity Real Estate Investment Trusts — 1.4% (continued)
BXP, Inc.(c)	74,988	5,437,380
Equity Residential(c)	45,535	3,010,774
Essex Property Trust, Inc.(c)	14,011	3,785,912
Simon Property Group, Inc.(c)	51,452	9,295,319
		25,054,685
Financial Services — 4.5%
BlackRock, Inc.	5,940	6,695,212
Morgan Stanley	96,439	14,512,141
State Street Corp.	158,595	18,233,667
T. Rowe Price Group, Inc.	109,936	11,831,312
The Goldman Sachs Group, Inc.	32,563	24,267,576
The Western Union Company(b)	127,555	1,105,902
Visa, Inc., Cl. A(b)	12,258	4,312,119
		80,957,929
Food, Beverage & Tobacco — 6.5%
Altria Group, Inc.	764,122	51,356,639
Archer-Daniels-Midland Co.	60,200	3,770,928
Conagra Brands, Inc.	193,914	3,709,575
Molson Coors Beverage Co., Cl. B	142,181	7,178,719
Philip Morris International, Inc.	315,015	52,648,457
		118,664,318
Health Care Equipment & Services — 2.5%
Medtronic PLC	384,509	35,686,280
UnitedHealth Group, Inc.	30,382	9,414,471
		45,100,751
Household & Personal Products — .5%
Kimberly-Clark Corp.	70,200	9,065,628
Insurance — 2.9%
Assurant, Inc.	128,027	27,603,902
Prudential Financial, Inc.	20,021	2,195,503
The Allstate Corp.	109,932	22,365,665
		52,165,070
Materials — 3.2%
Amcor PLC	386,654	3,336,824
CF Industries Holdings, Inc.	20,287	1,757,463
DuPont de Nemours, Inc.	48,800	3,753,696
Freeport-McMoRan, Inc.	192,305	8,538,342
International Paper Co.	141,803	7,044,773
LyondellBasell Industries NV, Cl. A	273,831	15,430,377
Newmont Corp.	53,200	3,958,080
Packaging Corp. of America	68,418	14,912,387
		58,731,942
Media & Entertainment — 7.9%
Alphabet, Inc., Cl. A	182,420	38,839,042
Alphabet, Inc., Cl. C	155,558	33,216,300
Comcast Corp., Cl. A	85,670	2,910,210
Meta Platforms, Inc., Cl. A	73,937	54,617,262
Netflix, Inc.(a)	10,656	12,875,112
		142,457,926
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
Amgen, Inc.	28,661	8,246,056

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.5% (continued)
Bristol-Myers Squibb Co.	638,183	30,109,474
Gilead Sciences, Inc.	160,696	18,153,827
Johnson & Johnson	152,723	27,057,934
Merck & Co., Inc.	135,482	11,396,746
Pfizer, Inc.	179,499	4,444,395
		99,408,432
Semiconductors & Semiconductor Equipment — 15.0%
Broadcom, Inc.	277,262	82,454,946
Lam Research Corp.	55,700	5,578,355
NVIDIA Corp.	753,806	131,297,929
QUALCOMM, Inc.	199,508	32,066,921
Skyworks Solutions, Inc.	259,686	19,460,869
		270,859,020
Software & Services — 6.9%
Dolby Laboratories, Inc., Cl. A	65,675	4,707,584
Microsoft Corp.	239,083	121,140,965
		125,848,549
Technology Hardware & Equipment — 9.5%
Apple, Inc.	449,362	104,314,895
Cisco Systems, Inc.	535,409	36,991,408
Corning, Inc.	76,282	5,113,182
NetApp, Inc.	79,885	9,010,229
Seagate Technology Holdings PLC	102,619	17,178,421
		172,608,135
Telecommunication Services — 4.8%
AT&T, Inc.	1,260,142	36,909,559
Verizon Communications, Inc.	1,148,410	50,794,174
		87,703,733
Utilities — 2.4%
American Electric Power Co., Inc.	38,043	4,223,534
Consolidated Edison, Inc.	33,763	3,316,539
Constellation Energy Corp.	52,193	16,074,400
Dominion Energy, Inc.(b)	28,614	1,713,978
Edison International	27,344	1,534,819
Exelon Corp.	41,710	1,821,893
FirstEnergy Corp.	79,590	3,471,716
NRG Energy, Inc.	16,269	2,368,116
OGE Energy Corp.	93,435	4,172,807
Vistra Corp.	23,100	4,368,441
		43,066,243
Total Common Stocks (cost $1,138,490,395)		1,797,639,666

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $11,481,664)	4.41	11,481,664	11,481,664
Total Investments (cost $1,149,972,059)		99.9%	1,809,121,330
Cash and Receivables (Net)		.1%	2,537,079
Net Assets		100.0%	1,811,658,409

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $9,790,430 and the value of the collateral was
$9,993,212, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Equity Income Fund
August 31, 2025 (Unaudited)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,797,639,666	—	—	1,797,639,666
Investment Companies	11,481,664	—	—	11,481,664
	1,809,121,330	—	—	1,809,121,330

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At August 31, 2025, accumulated net unrealized appreciation on investments was $659,149,271, consisting of $684,449,204 gross unrealized appreciation and $25,299,933 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.